Commitments and Contingency (Details Narrative) - USD ($)	7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from Initial Public Offering		$ 115,000,000
Gross proceeds from Initial Public Offering		$ 115,000,000
Proposed Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in public offering			1,500,000
Percentage of cash underwritng commission			2.00%
Proceeds from Initial Public Offering			$ 2,000.00
Percentage of underwriting deferred Commission			3.50%
Gross proceeds from Initial Public Offering			$ 3,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Initial Public Offering			2,300,000
Gross proceeds from Initial Public Offering			$ 4,025,000